STOCK-BASED COMPENSATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				9 Months Ended	12 Months Ended													12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 29, 2013 Class A and B Common Stock [Member]	Sep. 29, 2013 Performance Units [Member]	Dec. 29, 2013 Stock Appreciation Rights [Member]	Dec. 30, 2012 Stock Appreciation Rights [Member]	Dec. 29, 2013 Unrestricted and Non-Vested Restricted Stock Grants [Member]	Dec. 30, 2012 Unrestricted and Non-Vested Restricted Stock Grants [Member]	Dec. 25, 2011 Unrestricted and Non-Vested Restricted Stock Grants [Member]	Dec. 30, 2012 Unrestricted and Non-Vested Restricted Stock Grants [Member] Non-Employee Directors [Member]	Dec. 25, 2011 Unrestricted and Non-Vested Restricted Stock Grants [Member] Non-Employee Directors [Member]	Dec. 30, 2012 Unrestricted and Non-Vested Restricted Stock Grants [Member] Employees [Member]	Dec. 25, 2011 Unrestricted and Non-Vested Restricted Stock Grants [Member] Employees [Member]	Dec. 29, 2013 Restricted Stock [Member]	Dec. 29, 2013 Restricted Stock [Member] Minimum [Member]	Dec. 29, 2013 Restricted Stock [Member] Maximum [Member]	Dec. 29, 2013 2007 Journal Communications, Inc. Omnibus Incentive Plan [Member]	Dec. 29, 2013 Employee Stock Purchase Plan [Member]	Dec. 29, 2013 Employee Stock Purchase Plan [Member] Class B Common Stock [Member]	Dec. 29, 2013 Employee Stock Purchase Plan [Member] Employees [Member] Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance under the 2007 Plan (in shares)				4,800														2,335
Stock-based compensation expense	$ 2,089	$ 2,056	$ 1,649
Total income tax benefit recognized related to stock-based compensation	826	822	656
Total unrecognized compensation cost related to stock-based compensation awards	1,836
Total unrecognized compensation cost, period for recognition	1 year 1 month 6 days
Shares [Abstract]
Non-vested at beginning of period (in shares)					77										538
Granted (in shares)					74	0			382	368	90	101	292	267	228					27
Vested (in shares)					0			192	185						(319)
Forfeited (in shares)					0	0									(12)
Non-vested at end of period (in shares)					151										435				2,162
Weighted Average Fair Value [Abstract]
Non-vested at beginning of period (in dollars per share)					$ 5.59										$ 5.30
Granted (in dollars per share)					$ 6.33				$ 5.12	$ 5.63					$ 6.42						$ 5.63
Vested (in dollars per share)					$ 0										$ 5.34
Forfeited (in dollars per share)					$ 0										$ 5.56
Non-vested at end of period (in dollars per share)					$ 5.95										$ 5.85
Award vesting period						3 years										1 year	4 years
Weighted average remaining service period fully vested															1 year 1 month 6 days
Total fair value of shares vesting								928	1,003						1,701
Stock appreciation rights [Abstract]
Term during which any SAR may be exercised						10 years
Escalating price per year on outstanding stock based payment awards (in hundredths)						6.00%
SAR [Abstract]
Outstanding and exercisable at beginning of period (in shares)						1,083
Granted (in shares)					74	0			382	368	90	101	292	267	228					27
Exercised (in shares)						(341)
Forfeited (in shares)					0	0									12
Expired (in shares)						0
Outstanding and exercisable at end of period (in shares)						742	1,083
Weighted Average Exercise Price [Abstract]
Outstanding and exercisable at beginning of period (in dollars per share)						$ 11.26
Exercised (in dollars per share)						$ 7.57
Outstanding and exercisable at end of period (in dollars per share)						$ 13.30	$ 11.26
Weighted Average Contractual Term Remaining (years) [Abstract]
Outstanding and exercisable at beginning of period						3 years 10 months 24 days	4 years 7 months 6 days
Outstanding and exercisable at end of period						3 years 10 months 24 days	4 years 7 months 6 days
Aggregate intrinsic value of the SARs exercised						563
Aggregate intrinsic value of the SARs outstanding and exercisable						18
Total grant date fair value								$ 928	$ 1,003						$ 1,701
Purchase price of common stock percent (in hundredths)																			90.00%
Employee stock purchase plan discount percent (in hundredths)																			10.00%
Common stock authorized for sale under the plan																				3,000